Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Current assets:
Cash and cash equivalents	$ 137,177	$ 133,644
Prepaid assets	5,309,512	6,685,970
Receivables	905,058	724,995
Short-term advances	145,000	10,000
Short-term advances - related party	500	500
Other current assets	101,610	142,061
Total current assets	6,598,857	7,697,170
Fixed assets, net	2,997,611	13,528
Other assets:
Intangible assets, net	692,882	1,576,685
Long term license agreement, net		1,983,220
Operating lease right-of-use asset	99,465
Deposits	11,173	4,500
Total other assets	803,520	3,564,405
Total assets	10,399,988	11,275,103
Current liabilities:
Accounts payable and accrued liabilities	3,774,536	3,008,836
Payroll liabilities	1,825	888,177
Customer advance	392,310	265,000
Deferred revenue	612,500	1,876,727
Derivative liability	793,495	1,358,901
Operating lease liability, current	56,530
Other current liabilities	11,407,200
Related party payables, net of discounts	2,114,760	545,489
Debt, net of discounts	1,569,326	1,977,030
Total current liabilities	20,722,482	9,920,160
Operating lease liability, long term	50,268
Other long term liabilities, net of deferred interest	3,885,464
Total long term liabilities	3,935,732
Total liabilities	24,658,214	9,920,160
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, par value: $0.001; 50,000,000 shares authorized, none issued and outstanding as of March 31, 2020 and 2019
Common stock, par value $0.001; 10,000,000,000 shares authorized; 3,214,490,408 and 2,640,161,318 shares issued and outstanding as of March 31, 2020 and 2019, respectively	3,214,490	2,640,161
Additional paid in capital	28,929,516	23,758,917
Accumulated other comprehensive income (loss)	(20,058)	1,363
Accumulated deficit	(46,382,174)	(25,096,983)
Total Investview stockholders' equity (deficit)	(14,258,226)	1,303,458
Noncontrolling interest		51,485
Total stockholders' equity (deficit)	(14,258,226)	1,354,943
Total liabilities and stockholders' equity (deficit)	$ 10,399,988	$ 11,275,103